COMMITMENTS (Schedule of future minimum payments) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2021
Other Commitments [Line Items]
Year One	$ 1,550,005	$ 1,708,406
Year Two	1,360,102	1,700,243
Year Three	1,399,538	1,728,968
Year Four	1,440,158	1,394,965
Year Five	1,481,996	1,399,730
Thereafter	8,035,145	10,959,042
Other commitment	15,266,944	18,891,354
Mortgage [Member]
Other Commitments [Line Items]
Year One		277,214
Year Two		232,961
Year Three		224,513
Year Four		80,414
Year Five		45,743
Thereafter		415,496
Other commitment		1,276,341
Leases with related parties [Member]
Other Commitments [Line Items]
Year One		1,431,192
Year Two		1,467,282
Year Three		1,504,455
Year Four		1,314,551
Year Five		1,353,987
Thereafter		10,543,546
Other commitment		$ 17,615,013
Third Parties[Member]
Other Commitments [Line Items]
Year One	273,743
Year Two	45,551
Year Three	45,551
Year Four	45,551
Year Five	45,551
Thereafter	322,651
Other commitment	778,598
Related Parties [Member]
Other Commitments [Line Items]
Year One	1,276,262
Year Two	1,314,551
Year Three	1,353,987
Year Four	1,394,607
Year Five	1,436,445
Thereafter	7,712,494
Other commitment	$ 14,488,346